Defined benefit plans (Detail 10) - Swiss defined benefit plans - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 34,826	$ 35,135
Plan asset allocation %	100.00%	100.00%
Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 476	$ 773
Plan asset allocation %	1.00%	2.00%
Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 4,059	$ 3,955
Plan asset allocation %	12.00%	11.00%
Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 758	$ 617
Plan asset allocation %	2.00%	2.00%
Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 832	$ 885
Plan asset allocation %	2.00%	3.00%
Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 7,997	$ 8,038
Plan asset allocation %	23.00%	23.00%
Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 4,816	$ 4,682
Plan asset allocation %	14.00%	13.00%
Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 8	$ 8
Plan asset allocation %	0.00%	0.00%
Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 8,491	$ 8,902
Plan asset allocation %	24.00%	25.00%
Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 814	$ 862
Plan asset allocation %	2.00%	2.00%
Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 1,201	$ 1,654
Plan asset allocation %	3.00%	5.00%
Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 377	$ 451
Plan asset allocation %	1.00%	1.00%
Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 3,700	$ 2,726
Plan asset allocation %	11.00%	8.00%
Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 1,297	$ 1,582
Plan asset allocation %	4.00%	5.00%
Quoted in an active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 24,306	$ 24,947
Quoted in an active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	476	773
Quoted in an active market | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Quoted in an active market | Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Quoted in an active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	832	885
Quoted in an active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	5,933	5,645
Quoted in an active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	4,816	4,682
Quoted in an active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	8	8
Quoted in an active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	8,491	8,902
Quoted in an active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	814	862
Quoted in an active market | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	1,201	1,654
Quoted in an active market | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	279	385
Quoted in an active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	899	799
Quoted in an active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	556	352
Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	10,520	10,189
Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	4,059	3,955
Other | Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	758	617
Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	2,063	2,393
Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	98	67
Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	2,801	1,927
Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 741	$ 1,231